Income Taxes (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Singapore statutory income tax rate	17.00%	17.00%
Income exempted percentage	75.00%
Taxable income (in Dollars)	$ 10,000
Singapore [Member]
Income Taxes [Line Items]
Income exempted percentage	50.00%
Income exempted (in Dollars)	$ 190,000